                          MARTIN CURRIE BUSINESS TRUST
                             OPPORTUNISTIC EAFE FUND








                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1999

                                   (UNAUDITED)

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1999 (Unaudited)


OBJECTIVE                     Long  term  capital  appreciation  through  active
                              management   of   a   diversified   portfolio   of
                              international equities outside the USA and Canada.

LAUNCH DATE                   July 1, 1994

FUND SIZE                     $223.0m

PERFORMANCE                   Total return from May 1, 1999 through October 31,
SINCE LAUNCH                  1999

                              -    MCBT - Opportunistic EAFE (excluding all transaction fees)             9.6%
                              -    MCBT - Opportunistic EAFE (including all transaction fees)             9.2%
                              -    The Morgan Stanley Capital International EAFE Index                    6.9%

                              Annualized total return from July 1, 1994 through October 31, 1999
                              -    MCBT - Opportunistic EAFE (excluding all transaction fees)            11.6%
                              -    MCBT - Opportunistic EAFE (including all transaction fees)            10.8%
                              -    The Morgan Stanley Capital International EAFE Index                    9.6%

PORTFOLIO                     Over the six months to the 31 October 1999, the
COMMENTS                      MSCI EAFE Index rose by 6.9%. Over the same period
                              our fund rose by 9.2%.

                              Concerned about the outlook for economic growth and pressure on the euro, we reduced our exposure to continental Europe. But we added a number of cyclical stocks such as Lafarge (France), Preussag (Germany) and technology holdings such as Cap Gemini (France) and Ericsson (Sweden). Weaker bond yields and a change in the interest rate cycle restrict the potential for the region.

                              We took profits in the UK portfolio. Against falling bond yields, valuations remain stretched. We built up our resource weighting (RTZ) and added to financials with Legal & General. Our sales were driven by worries over pricing power, such as Safeway (food retailing). Telecommunications remains a growth sector and we added BT.

                              Japan rallied sharply, as did the yen. Encouraged by an unprecedented change in the attitude of Japanese corporate management, we added substantially to the region. We switched emphasis away from export stocks towards domestic plays. New holdings included Sumitomo Bakelite and Benesse. NTT Mobile, Secom (domestic security) and Rohm have been some of the best performing shares in the portfolio. We are currently unhedged.

                              In Asia, firmer currencies, falling interest rates and evidence of considerable corporate restructuring encouraged us to broaden our market exposure. We added holdings in South Korea and Thailand. New additions included North (Australia), Swire Pacific (Hong Kong), Singapore Telecom, Korea Telecom and Thai Petrochemical.

                              In line with a more optimistic view on world growth, and rising commodity prices, we increased our exposure to smaller markets. Alpha Credit Bank (Greece), Magyar Olaj es Gaz (Hungary), Bank Handlowy (Poland), Tele Norte (Brazil) Cifra
                              (Mexico) and Nedcor (South Africa) were all new additions.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1999 (Unaudited)


PORTFOLIO                   OUTLOOK
COMMENTS                    -------
(continued)
                            The market falls in August and  September  reflected
                            the   adjustment   to  slowing   activity  in  world
                            economies and significantly weaker corporate profits
                            in the  year  ahead.  The  ensuing  cuts  in  global
                            interest rates have  encouraged  liquidity back into
                            major markets and added vital support to the Pacific
                            region.  We continue to favour European equities and
                            are  cautiously  adding  to  the  Pacific.   Smaller
                            markets, particularly Latin America, will find it difficult to attract capital flows. Uncertainty over the extent of slower growth in 1999 will leave markets volatile.


INVESTMENT                  James Fairweather,  Chief Investment Officer for
MANAGER PROFILE             Martin Currie Investment Management LTD, oversees
                            the  management  of the MCBT  Opportunistic EAFE
                            Fund. All funds are managed on a team basis with a named director heading each team.

                            James spent three years with Montague Loebl Stanley & Co as an institutional sales and economics assistant. He moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He had worked in their Far East, North American and continental European investment teams. Appointed director in 1987, he became head of their continental European team in 1992. Chairman of the international strategy group, James was appointed deputy chief investment officer in 1994 with overall responsibility for their investments in emerging markets. He was promoted to chief investment officer in 1997.

                            The international strategy group sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1999 (Unaudited)

ASSET ALLOCATION
    (% of net assets)

Europe            52%
Japan             31%
Pacific Basin      9%
Other Areas        4%
ST Investment      3%
Other Net Assets   1%


LARGEST HOLDINGS
BY REGION/COUNTRY                                                                   % OF NET ASSETS
                             EUROPE

                             Total SA                          (France)                   2.4
                             Nokia Oyi                         (Finland)                  1.9
                             Mannesmann                        (Germany)                  1.7
                             Telefonaktiebolaget L.M.
                               Ericsson, Cl B                  (Sweden)                   1.7

                             JAPAN

                             NTT Mobile Communications                                    3.3
                             Rohm                                                         2.4

                             PACIFIC BASIN

                             Overseas Chinese Bank
                               Corporation, Foreign            (Singapore)                0.8

                             OTHER AREAS

                             TB Finance (Cayman) Limited                                  0.7
                             Indian Opportunities Fund        (Investment Company)        0.7

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1999 (Unaudited)

                                                                                            SHARES              VALUE
                                                                                            ------              -----
COMMON STOCK, PREFERRED STOCK AND
     CONVERTIBLE NOTES - 96.7%
AFRICA - 0.2%
     SOUTH AFRICA - 0.2%
       ANGLO AMERICAN CORPORATION                                                            4,323      $         230,093
       NEDCOR INVESTMENT BANK HOLDINGS *                                                    14,500                  8,496
       NEDCOR LIMITED                                                                       14,500                285,105
                                                                                                        -----------------
         TOTAL SOUTH AFRICA - (COST $496,120)                                                                     523,694
                                                                                                        -----------------
TOTAL AFRICA - (COST  $496,120)                                                                                   523,694
                                                                                                        -----------------

EUROPE - 51.5%
     FINLAND - 1.9%
       NOKIA OYJ                                                                            36,173              4,140,065
                                                                                                        -----------------
         TOTAL FINLAND - (COST $1,578,645)                                                                      4,140,065
                                                                                                        -----------------

     FRANCE - 12.8%
       ACCOR SA                                                                              7,095              1,597,055
       AXA                                                                                  25,098              3,540,150
       CAP GEMINI SA                                                                        19,674              2,979,950
       COMPAGNIE DE SAINT GOBAIN                                                            13,975              2,425,434
       FRANCE TELECOM SA                                                                    20,015              1,933,698
       LAFARGE SA                                                                           11,014              1,060,034
       PSA PEUGEOT CITROEN                                                                   8,234              1,580,620
       SOCIETE GENERALE                                                                     12,104              2,635,439
       SUEZ LYONNAISE DES EAUX SA                                                           10,081              1,627,668
       TOTAL SA                                                                             40,022              5,409,482
       VIVENDI                                                                              48,642              3,686,372
                                                                                                        -----------------
         TOTAL FRANCE - (COST $24,418,190)                                                                     28,475,902
                                                                                                        -----------------

     GERMANY - 7.0%
       BASF AG                                                                              50,004              2,248,509
       BAYERISCHE VEREINSBANK                                                               36,548              2,398,844
       CELANESE AG *                                                                         7,032                110,949
       HOECHST AG                                                                           70,320              3,095,480
       MANNESMANN                                                                           23,850              3,750,450
       METRO AG                                                                             35,757              1,921,922
       SIEMENS AG                                                                           24,589              2,207,487
                                                                                                        -----------------
         TOTAL GERMANY - (COST $14,235,316)                                                                    15,733,641
                                                                                                        -----------------

     GREECE - 0.1%
       HELLENIC TELECOMMUNICATION ORGANIZATION SA (OTE)                                     14,600                309,361
                                                                                                        -----------------
         TOTAL GREECE - (COST $313,726)                                                                           309,361
                                                                                                        -----------------

     IRELAND - 0.7%
       BANK OF IRELAND                                                                     194,990              1,521,844
                                                                                                        -----------------
         TOTAL IRELAND - (COST $2,009,220)                                                                      1,521,844
                                                                                                        -----------------



See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1999 (Unaudited)


                                                                                            SHARES              VALUE
                                                                                            ------              -----
EUROPE - CONTINUED
     ITALY - 3.3%
       INSTITUTO BANCARIO SAN PAOLO DI TORINO                                              203,938      $       2,642,790
       SEAT PAGINE GIALLE SPA                                                              610,000                869,407
       TELECOM ITALIA MOBILE                                                               211,926              1,324,111
       TELECOM ITALIA SPA                                                                  301,620              2,604,696
                                                                                                        -----------------
         TOTAL ITALY - (COST $8,160,941)                                                                        7,441,004
                                                                                                        -----------------

     NETHERLANDS - 3.5%
       ING GROEP NV                                                                         51,809              3,056,096
       KONINKLIJKE AHOLD NV                                                                 75,854              2,329,781
       VERENIGD BEZIT VNU NV                                                                71,663              2,423,426
                                                                                                        -----------------
         TOTAL NETHERLANDS - (COST $8,005,987)                                                                  7,809,303
                                                                                                        -----------------

     POLAND - 0.1%
       TELEKOMUNIKACJA POLSKA SA                                                            43,000                219,300
                                                                                                        -----------------
         TOTAL POLAND - (COST $214,205)                                                                           219,300
                                                                                                        -----------------

     SPAIN - 3.4%
       ARGENTARIA SA                                                                       104,261              2,313,972
       BANCO SANTANDER CENTRAL HISPANO SA                                                  231,205              2,400,314
       TELEFONICA SA *                                                                     171,375              2,819,279
                                                                                                        -----------------
         TOTAL SPAIN - (COST $7,151,466)                                                                        7,533,565
                                                                                                        -----------------

     SWEDEN - 2.6%
       FORENINGSSPARBANKEN AB, SERIES A                                                    129,000              2,054,839
       TELEFONAKTIEBOLAGET L.M. ERICSSON, CL B                                              89,000              3,701,119
                                                                                                        -----------------
         TOTAL SWEDEN - (COST $4,866,978)                                                                       5,755,958
                                                                                                        -----------------

     SWITZERLAND - 2.1%
       CLARIANT AG                                                                           2,746              1,201,589
       HOLDERBANK FINANCIERE GLARUS AG                                                       1,240              1,526,917
       NOVARTIS                                                                              1,340              2,004,330
                                                                                                        -----------------
         TOTAL SWITZERLAND - (COST $4,838,743)                                                                  4,732,836
                                                                                                        -----------------

     UNITED KINGDOM - 14.0%
       ALLIED ZURICH AG                                                                     75,000                911,975
       ASTRAZENECA GROUP PLC                                                                33,550              1,517,159
       BP AMOCO PLC                                                                        170,000              1,650,922
       BRITISH SKY BROADCASTING GROUP PLC                                                   66,000                711,439
       BRITISH TELECOMMUNICATIONS PLC                                                       56,000              1,015,891
       CABLE & WIRELESS                                                                    125,050              1,458,923
       GENERAL ELECTRIC                                                                     93,050              1,012,960
       GKN                                                                                  94,600              1,521,823
       GLAXO WELLCOME                                                                       56,080              1,655,025
       HALIFAX GROUP PLC                                                                    50,000                638,383
       HILTON GROUP PLC                                                                    403,140              1,232,137
       LAND SECURITIES                                                                     118,580              1,476,967
       LASMO                                                                               262,014                581,231
       LEGAL & GENERAL GROUP PLC                                                           205,000                569,286
       LLOYDS TSB                                                                          120,400              1,665,823


See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1999 (Unaudited)


                                                                                            SHARES              VALUE
                                                                                            ------              -----
EUROPE - CONTINUED
     UNITED KINGDOM - CONTINUED
       MCKECHNIE                                                                            47,840      $         302,651
       NATIONAL WESTMINSTER BANCORP                                                         59,370              1,340,429
       RIO TINTO PLC                                                                        35,000                597,549
       ROYAL BANK OF SCOTLAND GROUP                                                         47,710              1,097,558
       SCOTTISH & NEWCASTLE PLC                                                            165,000              1,537,295
       SCOTTISH POWER                                                                       94,910                878,032
       SHELL TRANSPORT & TRADING                                                           164,180              1,257,177
       SMITHKLINE BEECHAM PLC                                                              118,000              1,522,095
       SMITHS INDUSTRIES                                                                   102,343              1,389,084
       STAGECOACH HOLDINGS PLC                                                             190,000                540,120
       UNILEVER                                                                            139,523              1,295,342
       VODAFONE GROUP PLC                                                                  385,000              1,793,511
                                                                                                        -----------------
         TOTAL UNITED KINGDOM - (COST $27,036,689)                                                             31,170,787
                                                                                                        -----------------
TOTAL EUROPE - (COST  $102,830,106)                                                                           114,843,566
                                                                                                        -----------------

JAPAN - 31.1%
       ASAHI CHEMICAL INDUSTRY COMPANY LIMITED                                             210,000              1,268,821
       BENESSE CORPORATION                                                                   7,400              1,582,622
       BRIDGESTONE CORPORATION                                                              85,000              2,339,599
       CANON                                                                                90,000              2,546,274
       FAMILYMART COMPANY                                                                   19,000              1,321,089
       FUJI PHOTO FILM                                                                      38,000              1,220,869
       FUJITSU LIMITED                                                                     112,000              3,372,782
       HITACHI                                                                             256,000              2,766,970
       HONDA MOTOR                                                                          41,000              1,730,124
       ITO - YOKADO                                                                         30,000              2,399,540
       KAO CORPORATION                                                                     121,000              3,690,227
       KUBOTA CORPORATION                                                                  186,000                740,290
       MABUCHI MOTOR                                                                        12,700              1,875,707
       MARUI                                                                               118,000              2,229,404
       MITSUI MARINE AND FIRE INSURANCE COMPANY LIMITED                                    160,000              1,060,324
       NTT MOBILE COMMUNICATIONS                                                               275              7,305,553
       PROMISE                                                                              18,000              1,208,401
       RISO KAGAKU                                                                          13,400                578,306
       ROHM                                                                                 24,000              5,386,017
       SANWA INTERNATIONAL FINANCE, PREFERRED                                          132,000,000              1,645,727
       SECOM COMPANY (NEW) LIMITED *                                                        24,000              2,554,906
       SECOM COMPANY LIMITED                                                                18,000              1,929,989
       SHIN - ETSU CHEMICAL                                                                 85,950              3,544,500
       SONY                                                                                 32,100              5,005,716
       SUMITOMO BAKELITE COMPANY LIMITED                                                   148,000              1,460,554
       TAISHO PHARMACEUTICAL                                                                50,000              2,081,136
       TOPPAN PRINTING                                                                     241,000              2,956,162
       YAMANOUCHI PHARMACEUTICAL                                                            81,000              3,674,403
                                                                                                        -----------------
         TOTAL JAPAN - (COST  $41,556,138)                                                                     69,476,012
                                                                                                        -----------------


See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1999 (Unaudited)


                                                                                          SHARES/PAR          VALUE
                                                                                          ----------          -----
LATIN AMERICA - 2.6%
     BRAZIL - 0.8%
       COMPANHIA VALE DO RIO DOCE, ADR                                                      30,000      $         589,050
       PETROLEO BRASILIEIRO SA, ADR                                                         37,000                585,641
       TELESP PARTICIPACOES SA, ADR                                                         37,000                598,937
                                                                                                        -----------------
         TOTAL BRAZIL - (COST $1,656,980)                                                                       1,773,628
                                                                                                        -----------------

     MEXICO - 1.8%
       ALFA SA, SERIES A                                                                   160,000                614,232
       CEMEX SA DE CV, ADR *                                                                23,700                533,250
       CIFRA SA DE CV *                                                                    348,000                547,416
       DESC SA DE CV, ADR                                                                   23,000                365,125
       GRUPO TELEVISA SA, GDR *                                                             15,000                637,500
       TELEFONOS DE MEXICO SA, ADR                                                          14,600              1,248,300
                                                                                                        -----------------
         TOTAL MEXICO - (COST $3,870,457)                                                                       3,945,823
                                                                                                        -----------------
TOTAL LATIN AMERICA - (COST  $5,527,437)                                                                        5,719,451
                                                                                                        -----------------

OTHER AREAS - 1.8%
     OTHER AREAS - 0.7%
       TB FINANCE (CAYMAN) LIMITED, 2.750%, 10/01/2004                          (Y)    182,000,000              1,590,645
                                                                                                        -----------------
         TOTAL OTHER AREAS - (COST $1,210,889)                                                                  1,590,645
                                                                                                        -----------------

     INVESTMENT COMPANIES - 1.1%
       INDIAN OPPORTUNITIES FUND (a) *                                                     108,911              1,590,101
       NEAR EAST OPPORTUNITIES FUND (b) *                                                   52,000                808,600
                                                                                                        -----------------
         TOTAL INVESTMENT COMPANIES - (COST $1,960,842)                                                         2,398,701
                                                                                                        -----------------
TOTAL OTHER AREAS - (COST  $3,171,731)                                                                          3,989,346
                                                                                                        -----------------

PACIFIC BASIN - 9.5%
     AUSTRALIA - 2.4%
       BRAMBLES INDUSTRIES LIMITED                                                          33,000                928,045
       NEWS CORPORATION LIMITED                                                            165,000              1,193,200
       NORTH LIMITED                                                                       440,000                850,181
       TABCORP HOLDINGS LIMITED                                                            140,000                887,423
       TELSTRA CORPORATION LIMITED                                                         285,000              1,449,775
                                                                                                        -----------------
         TOTAL AUSTRALIA - (COST $5,628,096)                                                                    5,308,624
                                                                                                        -----------------

     HONG KONG - 3.2%
       CHINA TELECOM (HONG KONG) LIMITED *                                                 279,000                955,319
       DAO HENG BANK GROUP LIMITED                                                         206,000                936,062
       HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                          109,000                495,295
       HONG KONG TELECOMMUNICATIONS LIMITED                                                688,089              1,572,193
       HUTCHISON WHAMPOA                                                                   109,000              1,094,420
       NEW WORLD DEVELOPMENT LIMITED                                                       470,000                889,361
       SWIRE PACIFIC LIMITED                                                               240,000              1,189,419
                                                                                                        -----------------
         TOTAL HONG KONG - (COST $7,746,024)                                                                    7,132,069
                                                                                                        -----------------


See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1999 (Unaudited)


                                                                                            SHARES              VALUE
                                                                                            ------              -----
     SINGAPORE - 2.6%
       CHARTERED SEMICONDUCTOR MANUFACTURING, ADR *                                         30,000      $         995,625
       NEPTUNE ORIENT LINES LIMITED *                                                    1,100,000              1,593,820
       OVERSEAS CHINESE BANK CORPORATION, FOREIGN                                          236,250              1,775,461
       SINGAPORE AIRLINES LIMITED, FOREIGN                                                 142,000              1,502,555
                                                                                                        -----------------
         TOTAL SINGAPORE - (COST $4,726,016)                                                                    5,867,461
                                                                                                        -----------------

     SOUTH KOREA - 0.9%
       KOREA TELECOM CORPORATION, ADR *                                                     38,850              1,369,463
       SHINHAN BANK, GDR *                                                                  27,810                595,829
                                                                                                        -----------------
         TOTAL SOUTH KOREA - (COST $1,846,943)                                                                  1,965,292
                                                                                                        -----------------
     THAILAND - 0.4%
       THAI PETROCHEMICAL INDUSTRY PUBLIC COMPANY LIMITED *                              1,800,000                827,613
                                                                                                        -----------------
         TOTAL THAILAND - (COST $950,692)                                                                         827,613
                                                                                                        -----------------
TOTAL PACIFIC BASIN - (COST  $20,897,771)                                                                      21,101,059
                                                                                                        -----------------
TOTAL COMMON STOCK, PREFERRED STOCK AND
       CONVERTIBLE NOTES - (COST  $174,479,303) +                                                             215,653,128
                                                                                                        -----------------

                                                                                        PRINCIPAL
                                                                                          AMOUNT
                                                                                          ------
SHORT TERM INVESTMENT - 2.8%
       STATE STREET BANK AND TRUST COMPANY REPURCHASE AGREEMENT,
       4.600%, 11/01/1999 (c)                                                         $  6,230,000      $       6,230,000
                                                                                                        -----------------
TOTAL SHORT TERM INVESTMENT - (COST  $6,230,000)                                                                6,230,000
                                                                                                        -----------------
TOTAL INVESTMENTS - (COST  $180,709,303) - 99.5%                                                              221,883,128
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 0.5%                                                     1,156,464
                                                                                                        -----------------
NET ASSETS - 100.0%                                                                                     $     223,039,592
                                                                                                        =================

*      Non-income producing security.
(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Near East Opportunities Fund. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(c) The repurchase agreement, dated 10/29/99, $6,230,000 par due 11/1/99, is collateralized by United States Treasury Notes, 8.125%, due 5/15/21 with a market value of $6,359,788.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
       Aerospace 0.6%, Air Travel 0.7%, Automobiles 2.5%, Banks 10.7%, Brewery 0.7%, Broadcasting 0.6%, Building and Construction 1.6%, Cement 0.9%, Chemicals 7.0%, Commercial Services 1.1%, Computer Services 1.3%, Conglomerates 0.5%, Diversified 4.9%, Drugs & Health Care 5.6%,
       Electric Utilities 0.4%, Electrical Equipment 4.0%, Electronics 6.9%, Financial Services 2.0%, Food & Beverages 1.0%, Hotels & Restaurants 1.3%, Household Products 1.7%, Industrial Machinery 2.5%, Insurance
       2.7%, Investment Companies 1.5%, Leisure Time 0.4%, Manufacturing 0.3%, Mining 1.0%, Oil & Gas 4.3%, Petroleum Services 0.4%, Photography 1.7%, Publishing 3.3%, Real Estate 1.3%, Retail 1.5%, Retail Trade 2.3%, Semi-Conductor Manufacturing Equiptment 0.4%, Telecommunications 16.1%, Transportation 1.0%.

ADR    American Depositary Receipts.
GDR    Global Depositary Receipts.


See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1999 (Unaudited)

ASSETS

    Investments in securities, at value (cost $174,479,303) (Note B)                                    $     215,653,128

    Investments in repurchase agreements, at value (Note B)                                                     6,230,000
                                                                                                        -----------------
       Total Investments                                                                                      221,883,128

    Cash                                                                                                              349

    Foreign currency, at value (cost $1,921,735) (Note B)                                                       1,927,665

    Receivable for investments sold                                                                             1,955,891

    Receivable for currency sold                                                                                1,319,843

    Dividend and interest receivable                                                                              213,472

    Foreign tax reclaims receivable                                                                               183,348
                                                                                                        -----------------
       TOTAL ASSETS                                                                                           227,483,696
                                                                                                        -----------------

LIABILITIES

    Payable for investments purchased                                                                           1,919,844

    Payable for currency purchased                                                                              1,319,640

    Payable for forward foreign currency contracts - net                                                          770,239

    Management fee payable (Note C)                                                                               369,181

    Administration fee payable (Note C)                                                                             9,528

    Trustees fees payable (Note C)                                                                                  4,163

    Accrued expenses and other liabilities                                                                         51,509
                                                                                                        -----------------
       TOTAL LIABILITIES                                                                                        4,444,104
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $     223,039,592
                                                                                                        =================

COMPOSITION OF NET ASSETS:

    Paid-in-capital                                                                                     $     164,779,553

    Undistributed net investment income                                                                         2,786,601

    Accumulated net realized gain on investment and foreign currency transactions                              15,060,328

    Net unrealized appreciation on investment and foreign currency transactions                                40,413,110
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $     223,039,592
                                                                                                        =================

NET ASSET VALUE PER SHARE                                                                               $           14.74
($223,039,592 / 15,128,396 shares of beneficial interest outstanding)                                   =================


See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1999 (Unaudited)


INVESTMENT INCOME

    Interest income                                                                                     $         214,446

    Dividend income                                                                                             2,699,931

    Foreign taxes withheld                                                                                       (278,076)
                                                                                                        -----------------
       TOTAL INVESTMENT INCOME                                                                                  2,636,301
                                                                                                        -----------------

EXPENSES

    Management fee (Note C)                                                                                       729,115

    Custodian fee                                                                                                 145,895

    Administration fee (Note C)                                                                                    75,657

    Audit fee                                                                                                      12,602

    Legal fees                                                                                                      7,058

    Transfer agent fee                                                                                              3,630

    Trustees fees (Note C)                                                                                          3,730

    Amortization of deferred organization expenses (Note B)                                                           439

    Miscellaneous expenses                                                                                         17,818
                                                                                                        -----------------
       TOTAL EXPENSES                                                                                             995,944
                                                                                                        -----------------
NET INVESTMENT INCOME                                                                                           1,640,357
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized gain on investments                                                                            8,123,325

    Net realized loss on foreign currency transactions                                                            (89,828)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                                              9,578,622

       Foreign currency transactions                                                                             (764,273)
                                                                                                        -----------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                      16,847,846
                                                                                                        -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                              $      18,488,203
                                                                                                        =================


See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS


                                                                                  Six Months Ended         Year
                                                                                  October 31, 1999         Ended
                                                                                     (Unaudited)      April 31, 1999
                                                                                     -----------      --------------

NET ASSETS at beginning of year                                                   $   213,865,065    $   159,362,284
                                                                                  ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment income                                                               1,640,357          1,411,785

    Net realized gain on investment transactions                                        8,123,325         11,196,185

    Net realized gain (loss) on foreign currency transactions                             (89,828)           903,970

    Net unrealized appreciation (depreciation) on:

       Investments                                                                      9,578,622          1,056,622

       Foreign currency transactions                                                     (764,273)           206,000
                                                                                  ---------------    ---------------
    Net increase in net assets from operations                                         18,488,203         14,774,562
                                                                                  ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                                                                      --         (1,261,524)
                                                                                  ---------------    ---------------
    Net realized gains                                                                         --         (8,700,165)
                                                                                  ---------------    ---------------
    Total distributions                                                                        --         (9,961,689)
                                                                                  ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                   2,231,424         65,935,613

    Reinvestment of dividends and distributions to shareholders                                --          8,591,028

    Cost of shares repurchased                                                        (11,649,334)       (25,412,041)

    Paid in capital from subscription and redemption fees                                 104,234            575,308
                                                                                  ---------------    ---------------
    Total increase (decrease) in net assets from capital share transactions            (9,313,676)        49,689,908
                                                                                  ---------------    ---------------
NET INCREASE IN NET ASSETS                                                              9,174,527         54,502,781
                                                                                  ---------------    ---------------
NET ASSETS at end of period (includes undistributed net investment
    income of $2,786,601 and $1,146,244, respectively)                            $   223,039,592    $   213,865,065
                                                                                  ===============    ===============

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

    Shares sold                                                                           157,032          5,165,192

    Shares issued in reinvestment of distributions to shareholders                             --            667,005

    Less shares repurchased                                                              (881,112)        (1,952,430)
                                                                                  ---------------    ---------------
    Net share transactions                                                               (724,080)         3,879,767
                                                                                  ===============    ===============

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD


                                             Six Months         Year         Year          Year          Year
                                                Ended           Ended        Ended         Ended         Ended       July 1, 1994 *
                                            October 31, 1999   April 30,    April 30,     April 30,     April 30,       through
                                              (Unaudited)        1999         1998          1997          1996       April 30, 1995
                                              -----------     ----------   ----------   ------------   -----------   --------------
PER SHARE OPERATING
PERFORMANCE

Net asset value, beginning of period           $   13.490     $   13.310   $    11.320   $    11.250   $     9.860   $   10.000
                                               ----------     ----------   -----------   -----------   -----------   ----------



Net investment income                               0.112          0.192         0.095         0.134         0.314        0.055

Net realized and unrealized gain(loss) on

     investment and foreign currency

     transactions                                   1.131          0.786         2.462         0.286         1.239       (0.323)
                                               ----------     ----------   -----------   -----------   -----------    ---------

Total from investment operations                    1.243          0.978         2.557         0.420         1.553       (0.268)
                                               ----------     ----------   -----------   -----------   -----------    ---------

Less distributions:

     Net investment income                          0.000         (0.106)       (0.153)       (0.229)       (0.167)       0.000

     In excess of net investment income             0.000          0.000         0.000        (0.127)       (0.023)       0.000

     Net realized gains                             0.000         (0.728)       (0.422)        0.000         0.000        0.000
                                               ----------     ----------   -----------   -----------   -----------    ---------

     Total distributions                            0.000         (0.834)       (0.575)       (0.356)       (0.190)       0.000
                                               ----------     ----------   -----------   -----------   -----------    ---------

Paid in capital from subscription and

     redemption fees (Note B)                       0.007          0.036         0.008         0.006         0.027        0.128
                                               ----------     ----------   -----------   -----------   -----------    ---------



Net asset value, end of period                 $   14.740     $   13.490   $    13.310   $    11.320   $    11.250    $   9.860
                                               ==========     ==========   ===========   ===========   ===========    =========



TOTAL INVESTMENT RETURN (1) (2)                      9.19%          7.92%        23.33%         3.85%        16.17%       (1.40)%
-----------------------                        ==========     ==========   ===========   ===========   ===========    =========



RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                    $223,039,592   $213,865,065  $159,362,284  $120,649,807  $108,295,237  $72,660,677

Operating expenses, net, to average

        net assets (Note C)                          0.93%(3)       0.96%         0.96%         0.98%         1.00%        1.00%(3)

Operating expenses, gross, to average

        net assets (Note C)                          0.93%(3)       0.96%         0.96%         0.98%         1.05%        1.37%(3)

Net investment income to average net assets          1.55%(3)       0.85%         1.08%         0.90%         1.46%        1.32%(3)

Portfolio turnover rate                                38%            82%           63%           49%           37%          39%

Per share amount of fees waived (Note C)       $    0.000   $      0.000   $     0.000   $     0.000  $      0.012  $     0.015

-----------------------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2)  Periods less than one year are not annualized.
(3)  Annualized.

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Opportunistic EAFE Fund (the "Fund") commenced investment operations on July 1, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE   AGREEMENTS  -  In  connection   with   transactions  in  repurchase
agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund had the following open forward foreign currency contract at October 31, 1999:

                                                                                                     Unrealized
                                                                                                    Appreciation
                           Delivery Date      Local Currency      Face Amount          Value       (Depreciation)
                           -------------      --------------      -----------          -----       --------------
   Japanese Yen (buy)       11/22/1999          1,720,979,083   $  16,348,239      $  16,561,653   $     213,414
   Japanese Yen (sell)      11/22/1999          1,720,979,083      15,578,000         16,561,653        (983,653)
                                                                                                   -------------
                                                                                                   $    (770,239)
                                                                                                   =============

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1999, $16,864 was collected in purchase premiums and $87,370 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.


ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1999, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1999 were $77,359,652 and $93,233,221, respectively.

The identified cost of investments in securities and repurchase agreements owned
for  federal  income  tax  purposes  and  their   respective   gross  unrealized
appreciation and depreciation at October 31, 1999 were as follows:

                                       IDENTIFIED                    GROSS UNREALIZED                  NET UNREALIZED
                                          COST                 APPRECIATION    (DEPRECIATION)           APPRECIATION
                                     ---------------           ------------    --------------          ---------------
                                     $   180,709,303          $  47,800,168   $   (6,626,343)          $    41,173,825

NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1999 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 21% of the Fund.

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

--------------------------------------------------------------------------------

                          MARTIN CURRIE BUSINESS TRUST


                             --------------------



                              TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE
                              --------------------



                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                                    Scotland
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC
                              --------------------



--------------------------------------------------------------------------------
   The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution  to prospective  investors  unless  preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
--------------------------------------------------------------------------------